ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable

	As at December 31, 2018	As at December 31, 2017
Accounts payable	$744	$760
Accruals	357	299
	$1,101	$1,059